STOCK OPTION PLAN (Details) (2012 Stock Incentive Plan)	Dec. 31, 2012
2012 Stock Incentive Plan
Schedule Of Compensation Related Costs Share Based Payment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	500,000